Shareholder Report, Average Annual Return (Details) - Without Sales Load [Member]	12 Months Ended	23 Months Ended	60 Months Ended	104 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000028890
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%		3.63%			4.66%
C000028891
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%		4.23%			5.27%
C000028892
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%		3.97%			5.03%
C000028893
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%		3.83%			4.87%
C000125916
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%		3.49%			4.30%
C000125917
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%		3.80%			4.62%
C000125918
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%		3.53%			4.34%
C000015922
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%		2.76%			4.12%
C000015923
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%		3.38%			4.74%
C000015924
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%		3.12%			4.49%
C000015921
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%		2.97%			4.33%
C000047545
Average Annual Return [Line Items]
Average Annual Return, Percent	1.46%		1.09%			1.28%
C000047546
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%		1.68%			1.88%
C000047547
Average Annual Return [Line Items]
Average Annual Return, Percent	1.86%		1.45%			1.63%
C000015798
Average Annual Return [Line Items]
Average Annual Return, Percent	34.06%		14.43%			13.58%
C000015799
Average Annual Return [Line Items]
Average Annual Return, Percent	34.80%		15.11%			14.26%
C000163203
Average Annual Return [Line Items]
Average Annual Return, Percent	34.82%		15.11%		14.83%
C000015800
Average Annual Return [Line Items]
Average Annual Return, Percent	34.53%		14.82%			13.97%
C000015801
Average Annual Return [Line Items]
Average Annual Return, Percent	34.34%		14.66%			13.80%
C000034673
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%		11.01%			8.84%
C000034674
Average Annual Return [Line Items]
Average Annual Return, Percent	17.06%		11.70%			9.50%
C000163204
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%		11.70%		10.74%
C000034675
Average Annual Return [Line Items]
Average Annual Return, Percent	16.89%		11.40%			9.22%
C000034676
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%		11.25%			9.07%
C000015349
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%		1.08%			1.17%
C000015350
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		1.69%			1.79%
C000015351
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%		1.43%			1.53%
C000079016
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%		2.69%			3.51%
C000079017
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%		2.97%			3.73%
C000079018
Average Annual Return [Line Items]
Average Annual Return, Percent	14.55%		8.09%			7.37%
C000079019
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%		8.55%			7.82%
C000079020
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%		6.93%			6.59%
C000079021
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%		7.36%			7.01%
C000079022
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%		4.58%			4.94%
C000079023
Average Annual Return [Line Items]
Average Annual Return, Percent	8.19%		4.94%			5.30%
C000075972
Average Annual Return [Line Items]
Average Annual Return, Percent	24.06%		13.61%			12.20%
C000015822
Average Annual Return [Line Items]
Average Annual Return, Percent	24.68%		14.22%			12.79%
C000047554
Average Annual Return [Line Items]
Average Annual Return, Percent	24.43%		13.95%			12.53%
C000053098
Average Annual Return [Line Items]
Average Annual Return, Percent	24.18%		13.76%			12.35%
C000240437
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%	22.68%
C000015417
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.24%)		1.04%			2.54%
C000015418
Average Annual Return [Line Items]
Average Annual Return, Percent	0.38%		1.65%			3.16%
C000015419
Average Annual Return [Line Items]
Average Annual Return, Percent	0.12%		1.41%			2.90%
C000015420
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.02%)		1.24%			2.74%
C000015784
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%		3.87%			4.73%
C000015785
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%		4.50%			5.36%
C000015786
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%		4.24%			5.10%
C000015787
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%		4.08%			4.94%
C000015780
Average Annual Return [Line Items]
Average Annual Return, Percent	15.74%		9.89%			8.44%
C000015781
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%		10.55%			9.10%
C000015782
Average Annual Return [Line Items]
Average Annual Return, Percent	16.15%		10.27%			8.83%
C000015783
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%		10.11%			8.66%
C000015329
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%		(1.12%)			3.33%
C000015330
Average Annual Return [Line Items]
Average Annual Return, Percent	2.30%		(0.53%)			3.95%
C000015331
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%		(0.77%)			3.70%
C000015332
Average Annual Return [Line Items]
Average Annual Return, Percent	1.95%		(0.90%)			3.54%
C000028903
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%		6.69%			7.60%
C000015333
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%		7.33%			8.24%
C000168687
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%		7.33%	9.93%
C000015334
Average Annual Return [Line Items]
Average Annual Return, Percent	10.74%		7.07%			7.97%
C000015335
Average Annual Return [Line Items]
Average Annual Return, Percent	10.60%		6.89%			7.80%
C000015776
Average Annual Return [Line Items]
Average Annual Return, Percent	8.31%		7.05%			9.49%
C000168690
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%		7.69%	10.47%
C000015778
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%		7.43%			9.87%
C000015779
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%		7.26%			9.70%
C000015823
Average Annual Return [Line Items]
Average Annual Return, Percent	12.11%		9.96%			9.96%
C000015824
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%		10.62%			10.62%
C000168694
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%		10.63%	11.25%
C000015825
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%		10.35%			10.34%
C000015826
Average Annual Return [Line Items]
Average Annual Return, Percent	12.29%		10.18%			10.18%
C000015827
Average Annual Return [Line Items]
Average Annual Return, Percent	11.13%		7.92%			7.79%
C000015828
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%		8.56%			8.44%
C000015829
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%		8.28%			8.17%
C000015830
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%		8.14%			8.01%